Intangible and Other Assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible and Other Assets, Net
Intangible and other assets, net, consisted of the following (in thousands):

	December 31,
	2017	2016
Intangible assets, net	$9,861	$12,945
Deferred financing costs	4,786	6,475
Long-term non-income tax receivable	14,560	8,174
Long-term income tax credits	11,344	—
Long-term notes receivable	3,004	4,849
Long-term deposits	11,648	11,166
Other	21,777	13,735
Intangibles and other assets, net	$76,980	$57,344

Summary of Intangible Assets and Deferred Financing Costs
Intangible assets and deferred financing costs consisted of the following (in thousands):

	December 31, 2017		December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Deferred financing costs (1)	$8,368	$(3,582)	$8,368	$(1,893)
Marketing related (20 year life)	629	(589)	582	(541)
Customer related (17-20 year life)	76,946	(67,342)	76,674	(64,151)
Technology based (20 year life)	3,655	(3,438)	3,381	(3,155)
Contract based (2-11 year life)	43,953	(43,953)	43,921	(43,766)
Intangible assets and deferred financing costs	$133,551	$(118,904)	$132,926	$(113,506)

(1)	Represents debt issuance costs relating to our revolving credit facility. See Note 11 for further discussion regarding our revolving credit facility.

Estimated Future Intangible Amortization Expense	Estimated future intangible amortization expense is as follows (in thousands):

2018	$2,335
2019	1,884
2020	1,560
2021	1,270
2022	1,037
Thereafter	1,775
Total	$9,861